Document and Entity Information	Dec. 10, 2019
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0001354327
Document Type	8-K/A
Document Period End Date	Dec. 10, 2019
Entity Registrant Name	PGT Innovations, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37971
Entity Tax Identification Number	20-0634715
Entity Address, Address Line One	1070 Technology Drive
Entity Address, City or Town	North Venice
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34275
City Area Code	941
Local Phone Number	480-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	PGTI
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by PGT Innovations, Inc. (the “Company”) on December 10, 2019 (the “Original 8-K”). The Original 8-K was filed to, among other things, announce the Acquisition (as defined below). The sole purpose of this Amendment is to provide additional disclosure regarding the acquisition, including contingent payments that could be made to certain employees of NewSouth (as defined below).